Net Investment Gains (Losses) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investments [Abstract]
Realized gains	$ 40		$ 63		$ 172		$ 210		$ 156
Realized losses	(66)		(46)		(143)		(160)		(151)
Net realized gains (losses) on available-for-sale securities	(26)		17		29		50		5
Total other-than-temporary impairments	(12)		(16)		(62)		(118)		(122)
Portion of other-than-temporary impairments included in other comprehensive income (loss)			(1)		(44)		(14)		(86)
Net other-than-temporary impairments	(12)		(17)		(106)		(132)		(208)
Trading securities	10		(25)		21		27		19
Commercial mortgage loans	2		2		4		6		(29)
Net gains (losses) related to securitization entities	7		34		81	[1]	(47)	[1]	(3)	[1]
Derivative instruments	(42)	[2]	26	[2]	4	[2]	(99)	[2]	50	[2]
Contingent consideration adjustment	1				(6)
Other	(1)								23
Net investment gains (losses)	$ (61)		$ 37		$ 27		$ (195)		$ (143)

[1]	See note 18 for additional information related to consolidated securitization entities.
[2]	See note 5 for additional information on the impact of derivative instruments included in net investment gains (losses).